Retirement Benefit Obligations - Summary of Reconciliation of Actuarial Value of Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [Line Items]
Current service cost	$ (53)	$ (48)	$ (51)
Past service credit (net)	1	(20)	(15)
Interest cost on scheme liabilities	(67)	(87)	(77)
Defined pension liabilities [member]
Disclosure of defined benefit plans [Line Items]
Beginning balance	(3,493)	(3,821)
Current service cost	(53)	(67)
Past service credit (net)	(1)	20
Interest cost on scheme liabilities	(67)	(91)
Arising on acquisition (note 32)		(4)
Disposals	1	709
Remeasurement adjustments - experience variations	32	37
Remeasurement adjustments - actuarial (loss)/gain from changes in financial assumptions	(251)	(430)
Remeasurement adjustments - actuarial (loss)/gain from changes in demographic assumptions	12	20
Contributions paid by plan participants	(7)	(15)
Benefit and settlement payments	158	156
Translation adjustment	(208)	(7)
Ending balance	$ (3,877)	$ (3,493)	$ (3,821)